Variable interest entities	12 Months Ended
Dec. 31, 2013
Variable interest entities
Variable interest entities

2.     Variable interest entities

  (1) Risk in relation to the VIE structure

        The Company is a Cayman Islands company and, as such, it is classified as a foreign enterprise under Chinese laws, and the Company's wholly owned PRC subsidiary, PW Software, is a foreign-invested enterprise. Various regulations in China currently restrict or prevent foreign-invested entities from holding certain licenses required to operate online games and online reading services, including Internet content provision, Internet culture operations and Internet publishing licenses, or engaging in the investment in certain technology, media and telecommunications sectors. In light of these restrictions, the Company relies on its VIEs to hold and maintain the licenses necessary to operate the online games, online reading services, or investment in certain technology, media and telecommunication companies in China. The Company through its wholly owned PRC subsidiaries entered into a series of contractual arrangements with its VIEs and their respective equity owners to provide the Company with effective control over the VIEs. These include exclusive technology support and service agreements, development cooperation agreements, business operation agreements, call option agreements, equity pledge agreements and power of attorneys.

        There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group's VIE contractual arrangements. In the opinion of management, it is currently unclear what impact the PRC government actions would have on the Group and on its ability to consolidate the financial results of these VIEs in the Group's consolidated financial statements, if the PRC government authorities were to find the Group's legal structure and the contractual arrangements with its VIEs to be in violation of PRC laws and regulations. The relevant regulatory authorities would have broad discretion in dealing with such violation, including levying fines, confiscating income, revoking business or operating licenses, requiring the Company to restructure the relevant ownership structure or operations, and requiring the Company to discontinue all or any portion of the online game, online reading operations or investment in certain technology, media and telecommunications sectors. Any of these actions could cause significant disruption to the Company's business operations and may materially and adversely affect the Company's business, financial condition and results of operations.

        If the imposition of any of these government actions causes the Company no longer able to conclude that these entities are VIEs of the Company, of which the Company is the primary beneficiary, the Group would no longer be able to consolidate the financial results of these entities in the Group's consolidated financial statements. In the opinion of management, the likelihood for the Company to lose such ability is remote based on current facts and circumstances. The Company's operations depend on the VIEs to honor their contractual agreements with the Company. Almost all of these agreements are governed by PRC law and disputes arising out of these agreements are expected to be decided by arbitration in China. The management believes that each of the contractual agreements constitutes valid and legally binding obligations of each party to such contractual agreements under PRC Laws. However, the interpretation and implementation of the laws and regulations in the PRC and their application to an effect on the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

        The following consolidated financial statement balances and amounts of the Group's VIEs and their subsidiaries were included in the accompanying consolidated financial statements as of December 31, 2012 and December 31, 2013, and for the years ended December 31, 2011, 2012 and 2013:

	December 31, 2012	December 31, 2013
	RMB	RMB
Current assets	1,881,651,904	1,956,233,219
Non-current assets	345,087,386	933,328,152

Total assets	2,226,739,290	2,889,561,371

Current liabilities	892,021,422	1,364,036,110
Non-current liabilities	29,211,730	21,797,495

Total liabilities	921,233,152	1,385,833,605

	For the years ended December 31,
	2011	2012	2013
	RMB	RMB	RMB
Total revenues	2,182,477,147	1,946,345,171	2,191,261,151
Net income	313,744,575	270,187,228	106,301,882

        The recognized revenue-producing assets held by the Group's VIEs include goodwill and the intangible assets acquired through business combination, purchased copyrights and domain names, licensed game software, servers and leasehold improvements relating to office facilities, the balances of these assets as of December 31, 2012 and 2013 were included in the line of "Non-current assets" in the table above. Goodwill primarily represents the expected synergies from combining the acquired business with the business of the Group. Please refer to Note 11 for details of goodwill and intangible assets acquired through business combination.

        The unrecognized revenue-producing assets held by the Group's VIEs mainly consist of intellectual property, licenses, and trademarks that the Group relies on to operate its self-developed and third party licensed games. As of December 31, 2013, the VIEs have developed copyright registrations and applications, including but not limited to copyrights covering self-developed game software and game engines. Some of these copyrights have been granted and are currently held by the VIEs, while others are still in the process of being registered. The VIEs own ICP license and other online game operation license. Moreover, the VIE has made registrations for certain trademarks related to the Group's brand and games, and domain names for the operation. These unrecognized revenue-producing assets have no book value, appraisal value or any other value that can be disclosed.

  (2) Summary of the VIE contractual arrangements

        The following is a summary of the contractual agreements between PW Software and PW Network and its equity owners entered into in September 2006, as amended and restated in April 2007.

        Exclusive Technology Support and Service Agreement.    Under the exclusive technology support and service agreement between PW Software and PW Network, PW Software has the exclusive right to provide to PW Network technical support and services related to PW Network's online game operations. PW Software owns the intellectual property rights developed by either PW Software or PW Network in the performance of this agreement. PW Network pays PW Software quarterly service fees, the amount of which is determined by PW Software and PW Network based on the complexity, time spent, contents and value of the technical services provided by PW Software as well as the market price of similar services. This agreement is effective until March 9, 2024 or the early termination by PW Software or by either party due to the other party's insolvency or similar circumstances.

        Development Cooperation Agreement.    Under the development cooperation agreement between PW Network and PW Software, which was further revised in April 2008, PW Network exclusively engages PW Software to develop software for PW Network's operations. PW Network and PW Software jointly own the intellectual property rights developed by PW Software and shares the proceeds from such rights on an agreed percentage. PW Network pays PW Software monthly service fees, the amount of which is determined by PW Software and PW Network based on the complexity, time spent, cost, contents and value of the development work done by PW Software as well as the market price of similar work. This agreement is effective until March 9, 2024 or the early termination by both parties thereto.

        Business Operation Agreement.    Under the business operation agreement among PW Software, PW Network and the shareholders of PW Network, PW Software provides guidance and advice on PW Network's daily operations and financial management systems. The shareholders of PW Network must elect the candidates recommended by PW Software as PW Network's directors, and procure the appointment of PW Network's senior executives as per PW Software's designation. Moreover, PW Network and its shareholders agree that without the prior consent of PW Software, PW Network will not engage in any transactions that could materially affect the assets, business, personnel, rights, liabilities or operations of PW Network, including incurrence or assumption of any indebtedness of more than RMB400,000, sale or purchase of any assets or rights, incurrence of any encumbrance on any of its assets or intellectual property rights in favor of a third party, amendment of its articles of association or business scope, or change of its normal operation procedures. The agreement also provides that if any of the agreements between PW Software and PW Network is terminated, PW Software is entitled to terminate all of the other agreements between itself and PW Network. This agreement is effective until March 9, 2024 or the early termination by PW Software.

        Call Option Agreement.    Under the call option agreement among the equity owners of PW Network, PW Network and PW Software, the equity owners of PW Network irrevocably granted PW Software or its designated person an exclusive option to purchase from PW Network's equity owners, to the extent permitted under PRC law, all or part of the equity interests in PW Network for the higher of (i) RMB10,000 or (ii) the minimum amount of consideration permitted by the applicable law. PW Software or its designated person has sole discretion to decide when to exercise the option. This agreement is effective until March 9, 2024 or the early termination by all parties thereto.

        Equity Pledge Agreement.    Under the equity pledge agreement among the equity owners of PW Network, PW Network and PW Software, the equity owners of PW Network pledged all of their equity interests in PW Network to PW Software to guarantee PW Network's performance of its obligations under the exclusive technology support and service agreement, the development cooperation agreement, the business operation agreement and the call option agreement. If PW Network or either of its equity owners breaches its respective contractual obligations, PW Software, as pledgee, will be entitled to certain rights, including the right to sell the pledged equity interests. The equity owners of PW Network agreed not to take any actions that would prejudice PW Software's interest. This agreement is effective until March 9, 2024.

        Power of Attorney.    Each equity owner of PW Network has executed a power of attorney to appoint PW Software as its attorney-in-fact to exercise all of its rights as equity owner of PW Network, including voting rights and the rights to transfer any or all of its equity interest in PW Network. The appointment of PW Software as attorney-in-fact will remain effective until the termination of the above business operation agreement or the dissolution of PW Software.

        The contractual agreements between PW Software and Beijing Huanxiang Zongheng Chinese Literature Website Co., Ltd., or PW Literature, and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in June 2008 and will remain effective until June 24, 2028. In addition, each equity owner of PW Literature has respectively entered into a loan agreement with PW Software as of May 20, 2008, under which PW Software agreed to make an RMB500,000 interest-free loan to each equity owner of PW Literature respectively solely for the latter to fund the capitalization of PW Literature. The term of the loans is twenty years. In December 2013, the Group consummated the divesture of online reading business, and sold all its economic interest in PW Literature, the VIE, to an unrelated party. (See Note 12-(2)). The above mentioned contractual agreements between PW Software, PW Literature and its equity owners were terminated upon the closing of the transaction on December 31, 2013. All the previous loans to the equity owners of PW Literature were paid back in the first quarter of 2014.

        The contractual agreements between PW Software and Perfect Moment and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in February 2011, as amended and restated in August 2011 and December 2011, respectively, and will remain effective until March 9, 2024.

        The contractual agreements between PW Software and Trendsters Investment and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in November 2011 and will remain effective until August 21, 2026. In addition, each equity owner of Trendsters Investment has respectively entered into a loan agreement with PW Software as of October 25, 2011, under which PW Software agreed to make an RMB500,000 interest-free loan to each equity owner of Trendsters Investment respectively solely for the latter to fund the capitalization of Trendsters Investment. The term of the loans is twenty years.

        The contractual agreements between PW Game Software and PW Digital Technology and its equity owners are substantially the same as the contractual agreements between PW Software and PW Network and its equity owners except that the former agreements were entered into in August 2013, as amended and restated in December 2013, and will remain effective until August 24, 2033. In addition, each equity owner of PW Digital Technology has respectively entered into a loan agreement with PW Game Software as of July 30, 2013 and December 10, 2013, respectively, under which PW Game Software agreed to make an RMB9,000,000 and RMB1,000,000 interest-free loan to each equity owner of PW Digital Technology respectively solely for the latter to fund the capitalization of PW Digital Technology. The term of the loans is twenty years.

        The Company completed the registration of the pledge of PW Literature's equity interest in early 2011 and again in 2012 after the change of PW Literature's equity owners in July 2011 with local Administration for Industry and Commerce. This is no longer valid after the completion of disposal of PW Literature. The Company completed the registration of the pledge of the equity interests of Perfect Network, Perfect Moment and Trendsters Investment in 2012 with local Administration for Industry and Commerce. The Company completed the registration of the pledge of the equity interests of PW Digital Technology in March 2014 with local Administration for Industry and Commerce.

  (3) Amount of fees paid by VIEs

        Various fees are billed to the relevant VIEs on a monthly or quarterly basis and are due within 10 business days after receipt of the invoices by the VIEs. The total amount of fees paid by the VIEs to the Group's PRC wholly owned subsidiaries since the entering of the VIE contractual arrangements ranged approximately from 45% to 66% of the revenues generated by respective games operated by these VIEs. For the years ended December 31, 2011, 2012 and 2013, the total amount of fees charged by the Group's PRC wholly owned subsidiaries to its VIEs amounted to approximately RMB1,229,855,500, RMB1,058,328,538 and RMB1,217,670,080, respectively.

  (4) Renewals of the VIE contractual agreements

        The contractual arrangements between the VIEs and the relevant wholly owned subsidiaries of the Company are silent regarding renewals of these contractual arrangements. However, as the VIEs are controlled by the Company through the power of attorney granted to the Company by each nominee shareholder of the VIEs, the contractual arrangements will be renewed at the request of the Company.

        Currently, there is no contractual arrangement that requires the Company to provide additional financial support to the VIEs. As the Company is conducting certain businesses in the PRC mainly through the VIEs, the Company may provide such support on a discretionary basis in the future, which could expose the Company to a loss.